Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash		$ 340,306	$ 1,882,545
Restricted cash		130,335	3,130,335
Accounts receivable		66,396	174,426
Inventories			27,722
Marketable securities, at fair value			102,481
Due from brokers		93,792	652
Other receivables and prepayments		748,594	744,008
Total current assets		1,897,991	7,067,802
Property and equipment, net		2,190,146	2,825,059
Operating lease right-of-use assets		311,639	347,000
Long-term investments		9,744,958	9,744,958
Intangible assets, net		166,566	752,705
Long-term deposits		100,741	129,847
Total Assets		14,412,041	20,867,371
Current liabilities:
Accounts payable and accrued expenses		1,044,028	6,166,807
Operating lease liabilities, current		305,055	310,548
Bank loan			3,000,000
Convertible notes			3,013,234
Total current liabilities		1,433,488	12,503,282
Operating lease liabilities, non-current		199,076	30,784
Total Liabilities		1,632,564	13,034,066
Commitments and contingencies
EQUITY
Additional paid-in capital		92,641,521	45,308,080
Accumulated other comprehensive income		26,322	33,807
Accumulated deficit		(70,824,179)	(65,337,075)
Total equity attributable to the shareholders of Aptorum Group Limited		21,843,717	15,712,094
Non-controlling interests		(9,064,240)	(7,878,789)
Total equity		12,779,477	7,833,305
Total Liabilities and Equity		14,412,041	20,867,371
Class A Ordinary Shares
EQUITY
Ordinary Shares, Value	[1]	31	13,269,528
Class B Ordinary Shares
EQUITY
Ordinary Shares, Value	[1]	22	22,437,754
Related Party
Current assets:
Amounts due from related parties		95,768	129,677
Loan receivable from a related party		422,800	875,956
Current liabilities:
Amounts due to related parties		84,405	12,693
Loan due to a related party			$ 500,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.